ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 21, 2015

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Advisor Shares)

DATED FEBRUARY 17, 2015

ARTISAN GLOBAL VALUE FUND

Artisan Global Value Fund will open to new investors on October 1, 2015. All references to the closure of Artisan Global Value Fund in Artisan Partners Funds’ prospectus are removed effective October 1, 2015.

ARTISAN INTERNATIONAL FUND

Artisan International Fund (the “Fund”) will close to most new investors at the close of business on January 29, 2016. The Fund is expected to remain open to new employee benefit plans through September 30, 2016 and to other investors who meet Artisan Partners Funds’ eligibility criteria for investing in a closed Fund.

Effective February 1, 2016, the following paragraph is added under the heading “Purchase and Sale of Fund Shares” on page 11 of Artisan Partners Funds’ prospectus:

Artisan International Fund is closed to most new investors. See “Investing with Artisan Partners Funds – Who is Eligible to Invest in a Closed Fund?” in the Fund’s statutory prospectus for new account eligibility criteria.

Effective February 1, 2016, the following will replace the text under the heading “Who Is Eligible to Invest in a Closed Fund?” on pages 40 and 41 in Artisan Partners Funds’ prospectus in its entirety.

Artisan International Fund, Artisan International Value Fund, Artisan Mid Cap Fund and Artisan Mid Cap Value Fund are closed to most new investors. The Funds do not permit investors to pool their investments in order to meet the eligibility requirements, except as otherwise noted below.

If you have been a shareholder in a Fund continuously since it closed, you may make additional investments in that Fund and reinvest your dividends and capital gain distributions in that Fund, even though the Fund has closed, unless Artisan Partners considers such additional purchases to be not in the best interests of the Fund and its other shareholders. An employee benefit plan that is a Fund shareholder may continue to buy shares in the ordinary course of the plan’s operations, even for new plan participants.

You may open a new account in a closed Fund only if that account meets the Fund’s other criteria (for example, minimum initial investment) and:

•	you beneficially own shares of the closed Fund at the time of your application;

•	you beneficially own shares in any of the Funds with combined balances of $250,000;

•

you receive shares of the closed Fund as a gift from an existing shareholder of the Fund (additional investments generally are not permitted unless you are otherwise eligible to open an account under one of the other criteria listed);

•

you are transferring or “rolling over” into a Fund IRA account from an employee benefit plan through which you held shares of the Fund (if your plan doesn’t qualify for rollovers you may still open a new account with all or part of the proceeds of a distribution from the plan);

•

you are purchasing Fund shares through a sponsored fee-based program and shares of the Fund are made available to that program pursuant to an agreement with the Funds or Artisan Partners Distributors LLC and the Funds or Artisan Partners Distributors LLC has notified the sponsor of that program in writing that shares may be offered through such program and has not withdrawn that notification;

•	you are an employee benefit plan (only available for investments in Artisan International Fund through September 30, 2016);

•	you are an employee benefit plan and the Funds or Artisan Partners Distributors LLC has notified the plan in writing that the plan may invest in the Fund and has not withdrawn that notification;

•

you are an employee benefit plan or other type of corporate, charitable or governmental account sponsored by or affiliated with an organization that also sponsors or is affiliated with (or is related to an organization that sponsors or is affiliated with) another employee benefit plan or corporate, charitable or governmental account that is a shareholder of the Fund at the time of application;

•

you are a client of an institutional consultant or financial intermediary and the Funds or Artisan Partners Distributors LLC has notified that consultant or financial intermediary in writing that you may invest in the Fund and has not withdrawn that notification;

•

you are a client of a financial advisor or a financial planner, or an affiliate of a financial advisor or financial planner, who has at least $2,500,000 of client assets invested with the Fund or at least $5,000,000 of client assets invested with the Funds or under Artisan Partners’ management at the time of your application;

•

you are a client of Artisan Partners or are an investor in a product managed by Artisan Partners, or you have an existing business relationship with Artisan Partners, and in the judgment of Artisan Partners, your investment in a closed Fund would not adversely affect Artisan Partners’ ability to manage the Fund effectively; or

•	you are a director or officer of the Funds, or a partner or employee of Artisan Partners or its affiliates, or a member of the immediate family of any of those persons.

A Fund may ask you to verify that you meet one of the guidelines above prior to permitting you to open a new account in a closed Fund. A Fund may permit you to open a new account if the Fund reasonably believes that you are eligible. A Fund also may decline to permit you to open a new account if the Fund believes that doing so would be in the best interests of the Fund and its shareholders, even if you would be eligible to open a new account under these guidelines.

The Funds’ ability to impose the guidelines above with respect to accounts held by financial intermediaries may vary depending on the systems capabilities of those intermediaries, applicable contractual and legal restrictions and cooperation of those intermediaries.

Call us at 800.344.1770 if you have questions about your ability to invest in a closed Fund.

Please Retain This Supplement for Future Reference

ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED SEPTEMBER 21, 2015

TO THE PROSPECTUS OF ARTISAN PARTNERS FUNDS, INC. (Investor and Institutional Shares)

DATED FEBRUARY 1, 2015

ARTISAN GLOBAL VALUE FUND

Artisan Global Value Fund will open to new investors on October 1, 2015. All references to the closure of Artisan Global Value Fund in Artisan Partners Funds’ prospectus are removed effective October 1, 2015.

ARTISAN INTERNATIONAL FUND

Artisan International Fund (the “Fund”) will close to most new investors at the close of business on January 29, 2016. The Fund is expected to remain open to new employee benefit plans through September 30, 2016 and to other investors who meet Artisan Partners Funds’ eligibility criteria for investing in a closed Fund.

Effective February 1, 2016, the following paragraph is added under the heading “Purchase and Sale of Fund Shares” on page 25 of Artisan Partners Funds’ prospectus:

Artisan International Fund is closed to most new investors. See “Investing with Artisan Partners Funds – Who is Eligible to Invest in a Closed Fund?” in the Fund’s statutory prospectus for new account eligibility criteria.

Effective February 1, 2016, the following will replace the text under the heading “Who Is Eligible to Invest in a Closed Fund?” on pages 71 and 72 in Artisan Partners Funds’ prospectus in its entirety.

Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund and Artisan Small Cap Value Fund are closed to most new investors. The Funds do not permit investors to pool their investments in order to meet the eligibility requirements, except as otherwise noted below.

If you have been a shareholder in a Fund continuously since it closed, you may make additional investments in that Fund and reinvest your dividends and capital gain distributions in that Fund, even though the Fund has closed, unless Artisan Partners considers such additional purchases to be not in the best interests of the Fund and its other shareholders. An employee benefit plan that is a Fund shareholder may continue to buy shares in the ordinary course of the plan’s operations, even for new plan participants.

You may open a new account in a closed Fund only if that account meets the Fund’s other criteria (for example, minimum initial investment) and:

•	you beneficially own shares of the closed Fund at the time of your application;

•	you beneficially own shares in any of the Funds with combined balances of $250,000;

•

you receive shares of the closed Fund as a gift from an existing shareholder of the Fund (additional investments generally are not permitted unless you are otherwise eligible to open an account under one of the other criteria listed);

•

you are transferring or “rolling over” into a Fund IRA account from an employee benefit plan through which you held shares of the Fund (if your plan doesn’t qualify for rollovers you may still open a new account with all or part of the proceeds of a distribution from the plan);

•

you are purchasing Fund shares through a sponsored fee-based program and shares of the Fund are made available to that program pursuant to an agreement with the Funds or Artisan Partners Distributors LLC and the Funds or Artisan Partners Distributors LLC has notified the sponsor of that program in writing that shares may be offered through such program and has not withdrawn that notification;

•	you are an employee benefit plan (only available for investments in Artisan International Fund through September 30, 2016);

•	you are an employee benefit plan and the Funds or Artisan Partners Distributors LLC has notified the plan in writing that the plan may invest in the Fund and has not withdrawn that notification;

•

you are an employee benefit plan or other type of corporate, charitable or governmental account sponsored by or affiliated with an organization that also sponsors or is affiliated with (or is related to an organization that sponsors or is affiliated with) another employee benefit plan or corporate, charitable or governmental account that is a shareholder of the Fund at the time of application;

•

you are a client of an institutional consultant or financial intermediary and the Funds or Artisan Partners Distributors LLC has notified that consultant or financial intermediary in writing that you may invest in the Fund and has not withdrawn that notification;

•

you are a client of a financial advisor or a financial planner, or an affiliate of a financial advisor or financial planner, who has at least $2,500,000 of client assets invested with the Fund or at least $5,000,000 of client assets invested with the Funds or under Artisan Partners’ management at the time of your application;

•

you are a client of Artisan Partners or are an investor in a product managed by Artisan Partners, or you have an existing business relationship with Artisan Partners, and in the judgment of Artisan Partners, your investment in a closed Fund would not adversely affect Artisan Partners’ ability to manage the Fund effectively; or

•	you are a director or officer of the Funds, or a partner or employee of Artisan Partners or its affiliates, or a member of the immediate family of any of those persons.

A Fund may ask you to verify that you meet one of the guidelines above prior to permitting you to open a new account in a closed Fund. A Fund may permit you to open a new account if the Fund reasonably believes that you are eligible. A Fund also may decline to permit you to open a new account if the Fund believes that doing so would be in the best interests of the Fund and its shareholders, even if you would be eligible to open a new account under these guidelines.

The Funds’ ability to impose the guidelines above with respect to accounts held by financial intermediaries may vary depending on the systems capabilities of those intermediaries, applicable contractual and legal restrictions and cooperation of those intermediaries.

Call us at 800.344.1770 if you have questions about your ability to invest in a closed Fund.

Please Retain This Supplement for Future Reference